Condensed Statements of Changes in Equity (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Condensed Financial Statements, Captions [Line Items]
Beginning Balance	$ 217,735
Cumulative translation adjustment	7,212	2,268	9,065
Net income	1,401	(2,476)	48,026
Repurchase of ordinary shares (in shares)		(2,041,836)	(432,650)
Purchase of noncontrolling interest	(163)	240
Repurchase of ordinary shares		(5,825)	(1,906)
Share-based compensation	2,991	2,213	3,069
Exercise of options	3,932	381	186
Exercise of options (in shares)	4,249,430
Dividend (Note 12)	(19,898)	(12,556)
Ending Balance	211,837	217,735
Ordinary shares
Condensed Financial Statements, Captions [Line Items]
Balance (in shares)	76,669,573	77,966,176	78,260,102
Repurchase of ordinary shares (in shares)		(2,041,836)	(432,650)
Vesting of restricted shares	482,125	403,793
Exercise of options (in shares)	4,249,430	341,440	138,724
Balance (in shares)	81,401,128	76,669,573	77,966,176
Additional paid-in capital
Condensed Financial Statements, Captions [Line Items]
Purchase of noncontrolling interest	(278)
Repurchase of ordinary shares		(5,825)	(1,906)
Share-based compensation	2,991	2,213	3,069
Exercise of options	3,932	381	186
Dividend (Note 12)	(19,898)	(12,556)
Statutory reserve
Condensed Financial Statements, Captions [Line Items]
Provision of statutory reserve	632	988	4,978
Retained earnings
Condensed Financial Statements, Captions [Line Items]
Provision of statutory reserve	(632)	(988)	(4,978)
Charm Communications Inc.
Condensed Financial Statements, Captions [Line Items]
Beginning Balance	217,735	235,959	179,398
Cumulative translation adjustment	6,959	2,268	9,065
Net income	396	(4,705)	46,147
Purchase of noncontrolling interest	(278)
Repurchase of ordinary shares		(5,825)	(1,906)
Share-based compensation	2,991	2,213	3,069
Exercise of options	3,932	381	186
Dividend (Note 12)	(19,898)	(12,556)
Ending Balance	211,837	217,735	235,959
Charm Communications Inc. | Ordinary shares
Condensed Financial Statements, Captions [Line Items]
Beginning Balance	8	8	8
Balance (in shares)	76,669,573	77,966,176	78,260,102
Repurchase of ordinary shares (in shares)		(2,041,836)	(432,650)
Vesting of restricted shares	482,125	403,793
Exercise of options (in shares)	4,249,430	341,440	138,724
Ending Balance	8	8	8
Balance (in shares)	81,401,128	76,669,573	77,966,176
Charm Communications Inc. | Additional paid-in capital
Condensed Financial Statements, Captions [Line Items]
Beginning Balance	100,850	116,637	115,288
Purchase of noncontrolling interest	(278)
Repurchase of ordinary shares		(5,825)	(1,906)
Share-based compensation	2,991	2,213	3,069
Exercise of options	3,932	381	186
Dividend (Note 12)	(19,898)	(12,556)
Ending Balance	87,597	100,850	116,637
Charm Communications Inc. | Statutory reserve
Condensed Financial Statements, Captions [Line Items]
Beginning Balance	9,013	8,025	3,047
Provision of statutory reserve	632	988	4,978
Ending Balance	9,645	9,013	8,025
Charm Communications Inc. | Retained earnings
Condensed Financial Statements, Captions [Line Items]
Beginning Balance	92,212	97,905	56,736
Net income	396	(4,705)	46,147
Provision of statutory reserve	(632)	(988)	(4,978)
Ending Balance	91,976	92,212	97,905
Charm Communications Inc. | Accumulated other comprehensive income
Condensed Financial Statements, Captions [Line Items]
Beginning Balance	15,652	13,384	4,319
Cumulative translation adjustment	6,959	2,268	9,065
Ending Balance	$ 22,611	$ 15,652	$ 13,384